Schedule of Investments (unaudited) March 31, 2020	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 77.1%

Biotechnology — 28.6%
ACADIA Pharmaceuticals, Inc.(a)	134,400	$5,678,400
Acceleron Pharma, Inc.(a)(b)	297,816	26,764,724
Agios Pharmaceuticals, Inc.(a)(b)	440,450	15,627,166
Alector, Inc.(a)	408,845	9,865,430
Alexion Pharmaceuticals, Inc.(a)(b)	114,226	10,256,353
Allakos, Inc.(a)(b)	212,829	9,468,762
Alnylam Pharmaceuticals, Inc.(a)(b)	263,048	28,632,775
Amicus Therapeutics, Inc.(a)(b)	700,017	6,468,157
Apellis Pharmaceuticals, Inc.(a)	170,360	4,563,944
Arcutis Biotherapeutics, Inc.(a)	155,075	4,621,235
Arena Pharmaceuticals, Inc.(a)(b)	222,080	9,327,360
Argenx SE, ADR(a)(b)	94,801	12,488,136
Arrowhead Pharmaceuticals, Inc.(a)	85,746	2,466,912
Beam Therapeutics, Inc.(a)	169,779	3,056,022
Biohaven Pharmaceutical Holding Co. Ltd.(a)	150,100	5,107,903
BioMarin Pharmaceutical, Inc.(a)(c)	333,597	28,188,947
Blueprint Medicines Corp.(a)	71,909	4,205,238
CareDx, Inc.(a)	227,093	4,957,440
ChemoCentryx, Inc.(a)	109,330	4,392,879
Constellation Pharmaceuticals, Inc.(a)	66,900	2,102,667
Deciphera Pharmaceuticals, Inc.(a)	82,195	3,383,968
Denali Therapeutics, Inc.(a)	111,300	1,948,863
Dicerna Pharmaceuticals, Inc.(a)	380,984	6,998,676
Eidos Therapeutics, Inc.(a)	120,728	5,914,465
Fate Therapeutics, Inc.(a)	112,925	2,508,064
FibroGen, Inc.(a)(b)	463,648	16,111,768
Galapagos NV, ADR(a)(b)	23,742	4,651,533
Genmab A/S(a)	189,965	38,157,996
Genmab A/S, ADR(a)(b)	492,330	10,432,473
Global Blood Therapeutics, Inc.(a)	78,531	4,012,149
Grifols SA	479,364	16,038,256
Gritstone Oncology, Inc.(a)	197,153	1,147,430
Halozyme Therapeutics, Inc.(a)	281,701	5,067,801
Immunomedics, Inc.(a)	451,884	6,091,396
Immunovant, Inc.(a)	207,798	3,234,376
Insmed, Inc.(a)	401,127	6,430,066
Iovance Biotherapeutics, Inc.(a)	271,594	8,130,166
Kadmon Holdings, Inc.(a)	1,246,712	5,223,723
Karyopharm Therapeutics, Inc.(a)	384,615	7,388,454
Kodiak Sciences, Inc.(a)	176,483	8,418,239
Krystal Biotech, Inc.(a)	79,277	3,427,937
Mersana Therapeutics, Inc.(a)	705,506	4,113,100
Mirati Therapeutics, Inc.(a)(b)	107,082	8,231,393
Molecular Templates, Inc.(a)	203,575	2,705,512
Momenta Pharmaceuticals, Inc.(a)	158,720	4,317,184
Morphic Holding, Inc.(a)	100,431	1,474,327
Neurocrine Biosciences, Inc.(a)(c)	401,665	34,764,106
Passage Bio, Inc.(a)	190,016	2,992,752
Prevail Therapeutics, Inc.(a)	85,400	1,041,026
Principia Biopharma, Inc.(a)	104,353	6,196,481
PTC Therapeutics, Inc.(a)	186,836	8,334,754
Rapt Therapeutics, Inc.(a)	188,948	4,018,924

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)(b)	26,957	$13,162,834
Retrophin, Inc.(a)	373,674	5,451,904
Revolution Medicines, Inc.(a)	130,658	2,862,717
Sarepta Therapeutics, Inc.(a)(b)	69,054	6,754,862
Seattle Genetics, Inc.(a)(c)	473,285	54,607,623
Stoke Therapeutics, Inc.(a)	103,538	2,371,020
Syndax Pharmaceuticals, Inc.(a)	351,680	3,857,930
Twist Bioscience Corp.(a)(b)	242,154	7,405,069
uniQure NV(a)	127,900	6,068,855
United Therapeutics Corp.(a)(b)	56,350	5,343,389
Vertex Pharmaceuticals, Inc.(a)(b)	115,854	27,567,459
Voyager Therapeutics, Inc.(a)	262,830	2,404,895
Zai Lab Ltd., ADR(a)	184,010	9,472,835
Zymeworks, Inc.(a)	246,147	8,730,834

		597,210,034

Health Care Equipment & Supplies — 26.4%
ABIOMED, Inc.(a)(b)	75,885	11,015,467
Alcon, Inc.(a)	577,309	29,338,843
Baxter International, Inc.(c)	590,818	47,968,513
Cardiovascular Systems, Inc.(a)	168,900	5,946,969
Coloplast A/S, Class B	19,558	2,836,425
ConvaTec Group PLC(d)	5,511,285	12,671,804
Cooper Cos., Inc.(b)(c)	57,650	15,892,376
Demant A/S(a)	357,675	7,787,802
DexCom, Inc.(a)(b)	38,267	10,304,155
Edwards Lifesciences Corp.(a)(b)	93,795	17,691,613
Envista Holdings Corp.(a)	390,350	5,831,829
GN Store Nord A/S	452,706	20,072,134
Haemonetics Corp.(a)(b)	244,508	24,367,667
Hill-Rom Holdings, Inc.(b)	138,585	13,941,651
Insulet Corp.(a)(b)	135,144	22,390,658
Intuitive Surgical, Inc.(a)(b)	70,598	34,960,836
Masimo Corp.(a)(b)	237,283	42,027,565
Nevro Corp.(a)(b)	208,151	20,810,937
NuVasive, Inc.(a)	137,340	6,957,644
ResMed, Inc.(b)(c)	93,927	13,834,508
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	397,220	14,449,192
Silk Road Medical, Inc.(a)	278,940	8,781,031
Sonova Holding AG, Registered Shares	93,846	16,734,089
STERIS PLC	139,521	19,528,754
Straumann Holding AG, Registered Shares	23,016	16,827,086
Tandem Diabetes Care, Inc.(a)(b)	202,274	13,016,332
Teleflex, Inc.(b)(c)	136,575	39,997,355
Varian Medical Systems, Inc.(a)(c)	363,549	37,321,940
Venus MedTech Hangzhou, Inc.(a)	181,000	1,054,576
Penumbra, Inc.(a)(b)	106,261	17,143,087

		551,502,838

Health Care Providers & Services — 8.5%
Amedisys, Inc.(a)(b)	154,923	28,434,567
Amplifon SpA	548,144	11,134,576

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust II (BMEZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Centene Corp.(a)(b)	464,465	$27,593,866
Encompass Health Corp.(b)	246,807	15,803,052
Guardant Health, Inc.(a)(b)	55,564	3,867,254
Humana, Inc.b)	77,006	24,181,424
Jinxin Fertility Group Ltd.	15,237,300	16,692,526
LHC Group, Inc.(a)(b)	213,791	29,973,498
Oak Street Health LLC, Series III-E, (Acquired 3/04/20, cost $19,349,483)(e)(f)	123,805	19,349,484

		177,030,247

Health Care Technology — 2.7%
Livongo Health, Inc.(a)	418,200	11,931,246
Ping An Healthcare and Technology Co. Ltd.(a)(d)	886,674	8,164,366
Teladoc Health, Inc.(a)(c)	232,249	36,000,918

		56,096,530

Life Sciences Tools & Services — 5.4%
Agilent Technologies, Inc.(b)	142,830	10,229,485
Avantor, Inc.(a)	756,938	9,454,156
Charles River Laboratories International, Inc.(a)(b)	91,464	11,543,671
Illumina, Inc.(a)(b)	35,617	9,727,715
IQVIA Holdings, Inc.(a)(b)	138,211	14,907,438
Lonza Group AG, Registered Shares	31,645	13,016,341
PPD, Inc.(a)	422,964	7,532,989
WuXi AppTec Co. Ltd., Class H(d)	1,521,200	18,491,518
Wuxi Biologics Cayman, Inc.(a)(d)	1,364,101	17,415,243

		112,318,556

Pharmaceuticals — 5.5%
Chugai Pharmaceutical Co. Ltd.	97,000	11,222,490
Eisai Co. Ltd.	133,400	9,757,861
GW Pharmaceuticals PLC — ADR(a)	166,645	14,593,103
Hansoh Pharmaceutical Group Co. Ltd.(a)(d)	4,062,000	13,573,049
Merck KGaA	146,599	14,800,934
MyoKardia, Inc.(a)(b)	64,465	3,022,119
Nektar Therapeutics(a)(b)	312,918	5,585,586
Reata Pharmaceuticals, Inc., Class A(a)(b)	21,264	3,069,246
Relmada Therapeutics, Inc.(a)	248,500	8,476,335

Security	Shares	Value

Pharmaceuticals (continued)
Tricida, Inc.(a)	144,303	$3,174,666
UCB SA	313,826	26,851,620

		114,127,009

Total Common Stocks — 77.1% (Cost — $1,755,548,591)		1,608,285,214

Preferred Securities — 0.4%

Preferred Stocks — 0.4%

Biotechnology — 0.2%
Sigilon Therapeutics, Inc., Series B, (Acquired 2/14/20, cost $3,051,798), 0.00%(e)(f)	508,633	3,051,798

Pharmaceuticals — 0.2%
Kymera Therapeutics, Inc, Series C, (Acquired 03/11/20 cost $4,939,996), 0.00%(f)(e)	755,744	4,939,996

Total Preferred Stocks — 0.4%		7,991,794

Total Preferred Securities — 0.4% (Cost — $7,991,794)		7,991,794

Total Long-Term Investments — 77.5% (Cost — $1,763,540,385)		1,616,277,008

Short-Term Securities — 27.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(g)(h)	571,386,181	571,386,181

Total Short-Term Securities — 27.4% (Cost — $571,386,181)		571,386,181

Total Investments Before Options Written — 104.9% (Cost — $2,334,926,566)		2,187,663,189

Options Written — (1.5)% (Premiums Received — $10,408,454)		(30,697,870)

Total Investments, Net of Options Written — 103.4% (Cost — $2,324,518,112)		2,156,965,319

Liabilities in Excess of Other Assets — (3.4)%		(71,364,467)

Net Assets — 100.0%		$2,085,600,852

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)

Restricted security as to resale, excluding 144A securities. The trust held restricted securities with a current value of $27,341,278 representing 1.31% of its net assets as of period end, and an original cost of $27,341,278.

(g)	Annualized 7-day yield as of period end.

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust II (BMEZ)

(h)

Investments in issuers considered to be an affiliate/affiliates of the during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares purchased		Shares sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	571,386,181	(b)	—	571,386,181	$571,386,181	$2,292,892	$—		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease

Currency Abbreviations

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Amedisys, Inc.	245	04/17/20	USD	190.00	USD	4,497	$(159,863)
Amedisys, Inc.	8	04/17/20	USD	195.00	USD	147	(3,804)
Masimo Corp.	525	04/17/20	USD	165.00	USD	9,299	(829,500)
Neurocrine Biosciences, Inc.	500	04/17/20	USD	90.00	USD	4,328	(102,500)
Regeneron Pharmaceuticals, Inc.	59	04/17/20	USD	500.00	USD	2,881	(89,975)
Seattle Genetics, Inc.	1,049	04/17/20	USD	115.00	USD	12,103	(765,770)
Teladoc Health, Inc.	460	04/17/20	USD	190.00	USD	7,130	(149,500)
Vertex Pharmaceuticals, Inc.	226	04/17/20	USD	230.00	USD	5,378	(303,970)
Alnylam Pharmaceuticals, Inc.	455	05/15/20	USD	115.00	USD	4,953	(311,675)
Neurocrine Biosciences, Inc.	500	05/15/20	USD	90.00	USD	4,328	(216,250)
Teladoc Health, Inc.	120	05/15/20	USD	190.00	USD	1,860	(118,800)

							(3,051,607)

Put
Amicus Therapeutics, Inc.	484	04/03/20	USD	9.50	USD	447	(48,400)
Amicus Therapeutics, Inc.	523	04/03/20	USD	9.00	USD	483	(20,920)
Centene Corp.	191	04/03/20	USD	48.50	USD	1,135	(37,245)
Immunomedics, Inc.	250	04/03/20	USD	16.00	USD	337	(68,750)

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued):
Immunomedics, Inc.	308	04/03/20	USD	15.50	USD	415	$(147,840)
Intuitive Surgical, Inc.	26	04/03/20	USD	550.00	USD	1,288	(138,580)
Intuitive Surgical, Inc.	13	04/03/20	USD	535.00	USD	644	(52,325)
Nektar Therapeutics	220	04/03/20	USD	21.00	USD	393	(76,450)
Nektar Therapeutics	198	04/03/20	USD	19.50	USD	353	(42,075)
PTC Therapeutics, Inc.	204	04/03/20	USD	2.00	USD	910	(156,060)
Tandem Diabetes Care, Inc.	117	04/03/20	USD	77.50	USD	753	(149,760)
Vertex Pharmaceuticals, Inc.	97	04/03/20	USD	227.50	USD	2,308	(43,650)
Vertex Pharmaceuticals, Inc.	152	04/03/20	USD	225.00	USD	3,617	(13,300)
Vertex Pharmaceuticals, Inc.	96	04/03/20	USD	215.00	USD	2,284	(12,480)
Edwards Lifesciences Corp.	13	04/09/20	USD	197.50	USD	245	(15,600)
ABIOMED, Inc.	244	04/17/20	USD	145.00	USD	3,542	(159,820)
Acceleron Pharma, Inc.	878	04/17/20	USD	85.00	USD	7,891	(294,130)
Agios Pharmaceuticals, Inc.	147	04/17/20	USD	45.00	USD	522	(147,735)
Agios Pharmaceuticals, Inc.	136	04/17/20	USD	40.00	USD	483	(78,200)
Alcon, Inc.	714	04/17/20	USD	60.00	USD	3,629	(721,140)
Alcon, Inc.	516	04/17/20	USD	55.00	USD	2,622	(301,860)
Alexion Pharmaceuticals, Inc.	75	04/17/20	USD	80.00	USD	673	(13,125)
Allakos, Inc.	182	04/17/20	USD	55.00	USD	810	(202,930)
Alnylam Pharmaceuticals, Inc.	568	04/17/20	USD	115.00	USD	6,183	(488,480)
Alnylam Pharmaceuticals, Inc.	323	04/17/20	USD	105.00	USD	3,516	(118,703)
Alnylam Pharmaceuticals, Inc.	58	04/17/20	USD	100.00	USD	631	(10,585)
Amedisys, Inc.	51	04/17/20	USD	175.00	USD	936	(36,465)
Amedisys, Inc.	45	04/17/20	USD	185.00	USD	826	(47,362)
Amicus Therapeutics, Inc.	379	04/17/20	USD	9.00	USD	350	(22,740)
Apellis Pharmaceuticals, Inc.	28	04/17/20	USD	30.00	USD	75	(12,600)
Argenx SE	54	04/17/20	USD	145.00	USD	711	(88,830)
Argenx SE	84	04/17/20	USD	140.00	USD	1,107	(106,260)
Argenx SE	100	04/17/20	USD	135.00	USD	1,317	(99,500)
Avantor, Inc.	100	04/17/20	USD	15.00	USD	125	(30,000)
ChemoCentryx, Inc.	122	04/17/20	USD	44.00	USD	490	(81,740)
ChemoCentryx, Inc.	109	04/17/20	USD	43.00	USD	438	(67,580)
Cooper Cos., Inc.	47	04/17/20	USD	330.00	USD	1,296	(253,800)
Cooper Cos., Inc.	75	04/17/20	USD	320.00	USD	2,068	(333,750)
DexCom, Inc.	24	04/17/20	USD	280.00	USD	646	(45,600)
DexCom, Inc.	36	04/17/20	USD	260.00	USD	969	(35,280)
Dicerna Pharmaceuticals, Inc.	362	04/17/20	USD	15.00	USD	665	(66,970)
Encompass Health Corp.	277	04/17/20	USD	75.00	USD	1,774	(307,470)
FibroGen, Inc.	117	04/17/20	USD	40.00	USD	407	(69,615)
GW Pharmaceuticals PLC — ADR	117	04/17/20	USD	110.00	USD	1,025	(267,930)
Haemonetics Corp.	178	04/17/20	USD	110.00	USD	1,774	(189,570)
Hill-Rom Holdings, Inc.	96	04/17/20	USD	100.00	USD	966	(50,400)
Hill-Rom Holdings, Inc.	155	04/17/20	USD	95.00	USD	1,559	(65,487)
IQVIA Holdings, Inc.	68	04/17/20	USD	145.00	USD	733	(251,260)
Insmed, Inc.	220	04/17/20	USD	27.00	USD	353	(240,900)
Iovance Biotherapeutics, Inc.	201	04/17/20	USD	22.50	USD	602	(15,075)
Kodiak Sciences, Inc.	243	04/17/20	USD	55.00	USD	1,159	(219,915)
Masimo Corp.	258	04/17/20	USD	165.00	USD	4,570	(87,075)
Mirati Therapeutics, Inc.	82	04/17/20	USD	80.00	USD	630	(58,220)

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust II (BMEZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued):
Molecular Templates, Inc.	330	04/17/20	USD	12.50	USD	439	$(34,650)
Momenta Pharmaceuticals, Inc.	218	04/17/20	USD	29.00	USD	593	(67,035)
Momenta Pharmaceuticals, Inc.	76	04/17/20	USD	30.00	USD	207	(29,070)
MyoKardia, Inc.	34	04/17/20	USD	60.00	USD	159	(47,600)
Neurocrine Biosciences, Inc.	469	04/17/20	USD	95.00	USD	4,059	(422,100)
Nevro Corp.	303	04/17/20	USD	130.00	USD	3,029	(928,695)
NuVasive, Inc.	271	04/17/20	USD	70.00	USD	1,373	(532,515)
NuVasive, Inc.	416	04/17/20	USD	65.00	USD	2,107	(615,680)
Penumbra, Inc.	97	04/17/20	USD	180.00	USD	1,565	(195,940)
Penumbra, Inc.	63	04/17/20	USD	165.00	USD	1,016	(55,125)
ResMed, Inc.	119	04/17/20	USD	165.00	USD	1,753	(229,670)
Seattle Genetics, Inc.	1,102	04/17/20	USD	105.00	USD	12,715	(446,310)
Silk Road Medical, Inc.	227	04/17/20	USD	40.00	USD	715	(200,895)
Teladoc Health, Inc.	208	04/17/20	USD	110.00	USD	3,224	(16,640)
Uniqure NV	126	04/17/20	USD	55.00	USD	598	(112,770)
Varian Medical Systems, Inc.	328	04/17/20	USD	130.00	USD	3,367	(898,720)
Varian Medical Systems, Inc.	417	04/17/20	USD	125.00	USD	4,281	(929,910)
Zymeworks, Inc.	60	04/17/20	USD	40.00	USD	213	(35,700)
Zymeworks, Inc.	69	04/17/20	USD	35.00	USD	245	(17,422)

							(12,527,984)

							$(15,579,591)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Coloplast A/S, Class B	Credit Suisse International	4,300	04/22/20	DKK	967.31	DKK	4,242	$(26,702)
Convatec Group PLC	Credit Suisse International	1,208,000	04/22/20	GBP	1.86	GBP	2,253	(103,011)
Genmab A/S	Credit Suisse International	51,300	04/22/20	DKK	1,434.03	DKK	70,640	(270,139)
Wuxi Apptec Ltd. H	Morgan Stanley & Co. International PLC	270,200	04/22/20	HKD	103.30	HKD	25,777	(75,204)
Wuxi Biologics Cayman, Inc.	Morgan Stanley & Co. International PLC	264,500	04/22/20	HKD	107.56	HKD	26,582	(76,880)

								(551,936)

Put
Agios Pharmaceuticals, Inc.	JPMorgan Chase Bank N.A.	17,500	04/01/20	USD	45.13	USD	621	(168,802)
Amplifon	Credit Suisse International	47,600	04/01/20	EUR	24.10	EUR	891	(298,222)
Coloplast A/S, Class B	UBS AG	36,800	04/01/20	DKK	893.26	DKK	36,307	—
Convatec Group PLC	JPMorgan Chase Bank N.A.	1,527,700	04/01/20	GBP	1.94	GBP	2,849	(161,757)
Demant A/S	Citibank N.A.	81,800	04/01/20	DKK	209.18	DKK	12,319	(746,744)
Encompass Health Corp.	Citibank N.A.	30,600	04/01/20	USD	74.74	USD	1,959	(327,686)
Fibrogen, Inc.	JPMorgan Chase Bank N.A.	13,700	04/01/20	USD	39.57	USD	476	(66,089)
Grifols SA	Citibank N.A.	83,900	04/01/20	EUR	29.09	EUR	2,601	(14,643)
Jinxin Fertility Group Ltd.	Goldman Sachs International	716,000	04/01/20	HKD	9.95	HKD	6,158	(134,788)
Lonza Group AG, Registered Shares	Morgan Stanley & Co. International PLC	2,800	04/01/20	CHF	378.96	CHF	1,126	(5,029)
Merck KGaA	Morgan Stanley & Co. International PLC	18,600	04/01/20	EUR	107.59	EUR	1,741	(329,211)
Nn Store Nord	Morgan Stanley & Co. International PLC	78,400	04/01/20	DKK	367.91	DKK	23,818	(785,049)

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust II (BMEZ)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued):
Ping An Healthcare and Technology Co. Ltd.	JPMorgan Chase Bank N.A.	82,900	04/01/20	HKD	75.97	HKD	5,994	$(49,032)
Sonova Holding AG	Citibank N.A.	14,300	04/01/20	CHF	223.35	CHF	2,494	(768,392)
Straumann Holding AG	Citibank N.A.	4,500	04/01/20	CHF	894.59	CHF	3,246	(892,503)
UCB SA	Citibank N.A.	54,700	04/01/20	EUR	83.28	EUR	4,321	(343,877)
Wuxi Apptec Ltd. H	Goldman Sachs International	50,800	04/01/20	HKD	115.52	HKD	4,846	(139,400)
Wuxi Biologics Cayman, Inc.	Morgan Stanley & Co. International PLC	65,000	04/01/20	HKD	113.70	HKD	6,533	(123,389)
Amplifon	Credit Suisse International	50,800	04/02/20	EUR	25.59	EUR	951	(401,914)
Coloplast A/S, Class B	Goldman Sachs International	19,400	04/02/20	DKK	905.54	DKK	19,140	(2)
Convatec Group PLC	Goldman Sachs International	743,700	04/02/20	GBP	2.00	GBP	1,387	(140,341)
Demant A/S	Morgan Stanley & Co. International PLC	46,700	04/02/20	DKK	208.07	DKK	7,033	(418,602)
Genmab A/S	Credit Suisse International	17,700	04/02/20	DKK	1,596.33	DKK	24,373	(618,705)
Grifols SA	Morgan Stanley & Co. International PLC	64,100	04/02/20	EUR	31.61	EUR	1,987	(107,990)
Lonza Group AG, Registered Shares	Goldman Sachs International	2,300	04/02/20	CHF	396.15	CHF	925	(21,066)
Merck KGaA	Morgan Stanley & Co. International PLC	12,500	04/02/20	EUR	112.19	EUR	1,170	(284,606)
Nn Store Nord	Credit Suisse International	39,400	04/02/20	DKK	378.50	DKK	11,970	(456,163)
Sonova Holding AG	Morgan Stanley & Co. International PLC	9,500	04/02/20	CHF	235.73	CHF	1,657	(632,643)
Straumann Holding AG	Morgan Stanley & Co. International PLC	2,800	04/02/20	CHF	940.37	CHF	2,020	(688,489)
UCB SA	Credit Suisse International	29,600	04/02/20	EUR	88.72	EUR	2,338	(363,671)
Alcon AG	JPMorgan Chase Bank N.A.	79,800	04/03/20	USD	60.59	USD	4,055	(780,079)
Convatec Group PLC	Citibank N.A.	1,038,100	04/03/20	GBP	2.02	GBP	1,936	(218,252)
Hansoh Pharmaceutical Group Co. Ltd.	JPMorgan Chase Bank N.A.	69,900	04/03/20	HKD	25.22	HKD	1,838	(1,695)
Jinxin Fertility Group Ltd.	JPMorgan Chase Bank N.A.	1,113,800	04/03/20	HKD	9.93	HKD	9,579	(207,044)
Ping An Healthcare and Technology Co. Ltd.	JPMorgan Chase Bank N.A.	76,800	04/03/20	HKD	73.01	HKD	5,553	(26,053)
WuXi Biologics, Inc.	UBS AG	62,900	04/03/20	HKD	112.53	HKD	6,321	(110,010)
Wuxi Apptec Ltd. H	Citibank N.A.	52,600	04/03/20	HKD	114.07	HKD	5,018	(134,492)
Dicerna Pharmaceuticals, Inc.	Morgan Stanley & Co. International PLC	19,800	04/06/20	USD	18.73	USD	364	(26,966)
Coloplast A/S, Class B	UBS AG	30,400	04/07/20	DKK	877.23	DKK	29,993	(223)
Convatec Group PLC	Goldman Sachs International	1,240,200	04/07/20	GBP	1.96	GBP	2,313	(196,593)
Demant A/S	UBS AG	65,000	04/07/20	DKK	200.58	DKK	9,789	(510,713)
Grifols SA	Credit Suisse International	91,700	04/07/20	EUR	28.23	EUR	2,843	(38,973)
Jinxin Fertility Group Ltd.	Morgan Stanley & Co. International PLC	1,546,000	04/07/20	HKD	9.72	HKD	13,296	(246,059)
Lonza Group AG, Registered Shares	Barclays Bank PLC	2,300	04/07/20	CHF	365.18	CHF	925	(10,767)
Merck KGaA	UBS AG	15,100	04/07/20	EUR	105.57	EUR	1,414	(234,412)
Nn Store Nord	UBS AG	61,000	04/07/20	DKK	361.75	DKK	18,532	(555,462)
Ping An Healthcare and Technology Co. Ltd.	Citibank N.A.	97,600	04/07/20	HKD	73.15	HKD	7,056	(42,142)
Sonova Holding AG	UBS AG	11,400	04/07/20	CHF	221.87	CHF	1,988	(595,023)
Straumann Holding AG	Barclays Bank PLC	3,500	04/07/20	CHF	866.82	CHF	2,525	(593,222)
UCB SA	Barclays Bank PLC	44,000	04/07/20	EUR	81.42	EUR	3,476	(247,128)
Wuxi Apptec Ltd. H	Citibank N.A.	83,300	04/07/20	HKD	109.94	HKD	7,947	(168,990)
Wuxi Biologics Cayman, Inc.	Goldman Sachs International	102,000	04/07/20	HKD	108.83	HKD	10,251	(133,240)

								(14,566,343)

								$(15,118,279)

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust II (BMEZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or trusts. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Biotechnology	$543,013,782	$54,196,252	$—	$597,210,034
Health Care Equipment & Supplies	441,926,643	92,433,108	—	534,359,751
Health Care Providers & Services	146,996,748	27,827,102	19,349,484	194,173,334
Health Care Technology	47,932,164	8,164,366	—	56,096,530
Life Sciences Tools & Services	63,395,454	48,923,102	—	112,318,556
Pharmaceuticals	37,921,055	76,205,954	—	114,127,009
Short Term Securities	571,386,181	—	—	571,386,181
Preferred Securities(a)	—	—	7,991,794	7,991,794

	$1,852,572,027	$307,749,884	$27,341,278	$2,187,663,189

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(15,579,591)	$(15,118,279)	$—	$(30,697,870)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are options written. Options written are shown at value.

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Health Sciences Trust II (BMEZ)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common stock	Preferred Securities	Total
Assets:
Opening balance, as of January 30, 2020(a)	$—	$—	$—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	—	—	—
Purchases	19,349,484	7,991,794	27,341,278
Sales	—

Closing Balance, as of March 31, 2020	$19,349,484	$7,991,794	$27,341,278

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(b)	$—	$—	$—

(a)	Commencement of operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Trust’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs
Assets:
Common stock	$19,349,484	Market	Recent Transactions	(a)
Preferred stock	7,991,794	Market	Recent Transactions	(a)

	$27,341,278

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

8